Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2020
Accounting Policies [Abstract]
Schedule of Changes in Deferred Revenue

Changes in deferred revenue were as follows:

Year Ended September 30, 2019
Balance on September 30, 2018	$—
Cumulative effect of applying ASC 606 under the modified retrospective method*	—
Deferral of revenue	75,000
Recognition of revenue	(46,600)
Balance at September 30, 2019	$28,400

Year Ended September 30, 2020
Balance on September 30, 2019	$28,400
Cumulative effect of applying ASC 606 under the modified retrospective method*	—
Deferral of revenue	35,000
Recognition of revenue	(47,983)
Balance at September 30, 2020	$15,417

*See Note (1) Summary of Significant Accounting Policies, section (s) to our Financial Statements for further information.